FAIR VALUE OPTION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Galaxy Digital Holdings, LP
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized and unrealized losses for digital assets	$ 0.3	$ 11.8